Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share-Based Compensation Expense Included In Statements Of Operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
Research and development expenses	$-	$-	$-	$5
Selling, general and administrative expenses	303	48	764	110
Total share-based compensation expense	$303	$48	$764	$115

	2019	2018
Research and development expense	$5	$169
Selling, general, and administrative expense	584	831
Restructuring expense	-	50
Total share-based compensation expense	$589	$1,050

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Options Activity

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value ($)
Outstanding at beginning of year	1,228	$7.09
Granted	10,550	0.17
Exercised	-	-
Forfeited	(64)	0.63
Expired	(304)	22.18
Outstanding at end of year	11,410	0.33	4.60	years	$-
Vested at end of year	3,435	$0.68	4.67	years	$-

Summary Of Valuation Assumptions

	Year ended December 31,
	2019	2018
Expected option term [1]	5 years	5 to 6 years
Expected volatility factor [2]	119.1%	68.8% to 93.6%
Risk-free interest rate [3]	1.6%	2.6% to 3.0%
Expected annual dividend yield	0%	0%

[1] The expected term was generally determined based on historical activity for grants with similar terms and for similar groups of employees and represents the period of time that options are expected to be outstanding.  For employee options, groups of employees with similar historical exercise behavior are considered separately for valuation purposes.

[2] The stock volatility for each grant is measured using the weighted average of historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant.

[3] The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the measurement date.

Summary Of Options And Warrants By Exercise Price Range

	Options Outstanding			Options Vested
Range of Exercise Prices	Number Outstanding at December 31, 2019	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life	Number Exercisable at December 31, 2019	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life
$0.171 - $0.60	10,988	$0.19	4.62	3,013	$0.22	4.75
$1.98 - $13.80	411	2.81	4.24	411	2.81	4.24
$38.80 - $45.10	11	43.72	0.83	11	43.72	0.83
	11,410	$0.33	4.60	3,435	$0.68	4.67

Restricted Stock Award And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Restricted Stock Activity

	Non-vested Shares
	Shares	Weighted-Average Grant Date Fair Value
Non-vested at beginning of year	14	$1.98
Granted	-	-
Vested	(11)	1.98
Forfeited	(3)	1.98
Non-vested at end of year	-	$-